SUBSEQUENT EVENTS - (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Jun. 30, 2018	Nov. 01, 2017	Sep. 30, 2017	Jul. 18, 2017	Dec. 31, 2016	Dec. 20, 2016	Sep. 22, 2016	Dec. 31, 2015	Oct. 30, 2015
New Credit Agreement
Maximum borrowing capacity							$ 215.0		$ 355.0
Rockwater
Completion of the Merger
Conversion rate per share				$ 0.7777
Class A common stock
Completion of the Merger
Par value			$ 0.01		$ 0.01			$ 0.01
Class A-1 common stock
Completion of the Merger
Par value			0.01		0.01	$ 0.01		0.01
Class B common stock
Completion of the Merger
Par value			$ 0.01		$ 0.01			$ 0.01
Subsequent Event
Completion of the Merger
Shares issued in Merger Agreement		37.3
Subsequent Event | Senior secured credit facility
New Credit Agreement
Maximum borrowing capacity		$ 300.0
Additional borrowing capacity		$ 150.0
Time frame for increasing borrowing capacity		3 years
Percentage of borrwoing base allowed		35.00%
Margin (as a percent)		2.00%
Subsequent Event | Senior secured credit facility | Maximum
New Credit Agreement
Percentage of borrwoing base allowed		30.00%
Subsequent Event | Senior secured credit facility | LIBOR
New Credit Agreement
Margin (as a percent)	1.75%	1.00%
Subsequent Event | Senior secured credit facility | LIBOR | Minimum
New Credit Agreement
Margin (as a percent)		1.50%
Subsequent Event | Senior secured credit facility | LIBOR | Maximum
New Credit Agreement
Margin (as a percent)		2.00%
Subsequent Event | Senior secured credit facility | Federal Funds Rate
New Credit Agreement
Margin (as a percent)		0.50%
Subsequent Event | Senior secured credit facility | Base Rate Advances
New Credit Agreement
Margin (as a percent)	0.75%
Subsequent Event | Senior secured credit facility | Base Rate Advances | Minimum
New Credit Agreement
Margin (as a percent)		0.50%
Subsequent Event | Senior secured credit facility | Base Rate Advances | Maximum
New Credit Agreement
Margin (as a percent)		1.00%
Subsequent Event | Senior secured credit facility | Eligible billed receivables
New Credit Agreement
Borrowing base (as a percent)		85.00%
Subsequent Event | Senior secured credit facility | Eligible unbilled receivables
New Credit Agreement
Borrowing base (as a percent)		75.00%
Subsequent Event | Senior secured credit facility | Eligible inventory
New Credit Agreement
Borrowing base (as a percent)		70.00%
Subsequent Event | Senior secured credit facility | Net recovery percentage
New Credit Agreement
Borrowing base (as a percent)		85.00%
Subsequent Event | Senior secured credit facility | Criteria for distributions, scenario one
New Credit Agreement
Lookback period		30 days
Percentage outstanding		25.00%
Base amount		$ 37.5
Subsequent Event | Senior secured credit facility | Criteria for distributions, scenario two
New Credit Agreement
Lookback period		30 days
Percentage outstanding		20.00%
Base amount		$ 30.0
Fixed charge coverage ratio		1.00%
Subsequent Event | Senior secured credit facility | Coverage Ratio Criteria
New Credit Agreement
Lookback period		60 days
Percentage outstanding		10.00%
Base amount		$ 15.0
Fixed charge coverage ratio		100.00%
Subsequent Event | Senior secured credit facility | Letter of credit
New Credit Agreement
Maximum borrowing capacity		$ 40.0
Subsequent Event | Senior secured credit facility | Swingline loan
New Credit Agreement
Maximum borrowing capacity		$ 30.0
Subsequent Event | Class A common stock | Rockwater
Completion of the Merger
Par value		$ 0.01
Conversion rate per share		$ 0.7652
Shares issued in Merger Agreement		25.9
Subsequent Event | Class A-1 common stock | Rockwater
Completion of the Merger
Par value		$ 0.01
Subsequent Event | Class A-2 common stock | Rockwater
Completion of the Merger
Par value		$ 0.01
Shares issued in Merger Agreement		6.7
Subsequent Event | Class B common stock | Rockwater
Completion of the Merger
Par value		$ 0.01
Shares issued in Merger Agreement		4.4